Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares India Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	pietft_SupplementTextBlock

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 8, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014 OF:

PowerShares India Portfolio

•	Effective immediately, the table in the section titled "Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 6 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (03/05/08)
Return Before Taxes	(4.14)%	8.19%	(5.32)%
Return After Taxes on Distributions	(4.26)%	8.08%	(5.42)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.26)%	6.54%	(3.86)%
Indus India Index (reflects no deduction for fees, expenses or taxes)	(1.85)%	10.63%	(3.38)%
MSCI India Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(3.83)%	13.30%	(2.75)%

PowerShares India Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pietft_SupplementTextBlock

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MAY 8, 2014 TO THE

PROSPECTUS DATED FEBRUARY 28, 2014 OF:

PowerShares India Portfolio

•	Effective immediately, the table in the section titled "Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013" on page 6 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (03/05/08)
Return Before Taxes	(4.14)%	8.19%	(5.32)%
Return After Taxes on Distributions	(4.26)%	8.08%	(5.42)%
Return After Taxes on Distributions and Sale of Fund Shares	(2.26)%	6.54%	(3.86)%
Indus India Index (reflects no deduction for fees, expenses or taxes)	(1.85)%	10.63%	(3.38)%
MSCI India Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(3.83)%	13.30%	(2.75)%

PowerShares India Portfolio | PowerShares India Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.14%)
5 Years	rr_AverageAnnualReturnYear05	8.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2008
PowerShares India Portfolio | Return After Taxes on Distributions | PowerShares India Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.26%)
5 Years	rr_AverageAnnualReturnYear05	8.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2008
PowerShares India Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares India Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.26%)
5 Years	rr_AverageAnnualReturnYear05	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2008
PowerShares India Portfolio | Indus India Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.85%)
5 Years	rr_AverageAnnualReturnYear05	10.63%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2008
PowerShares India Portfolio | MSCI India Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
5 Years	rr_AverageAnnualReturnYear05	13.30%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2008